OIL AND GAS ACQUISITIONS	6 Months Ended
Jun. 30, 2012
Oil and Gas Properties [Text Block]
NOTE 5. OIL AND GAS ACQUISITIONS

In April 2012, the Company entered into a farmout agreement with a related party pertaining to a 200-acre lease in Milam County, Texas at a price of $475,000.  As of June 30, 2012, the Company had commenced drilling of five wells on the lease.    The total amount incurred for the drilling of the five wells was $1,375,000 as of June 30, 2012.